UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual
Report of Proxy Voting Record of Registered Management

Investment Company

Investment Company Act file number: 811-23222

HARTFORD
FUNDS EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices)
(Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610)
386-4068

Date of fiscal year end: July 31

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered
management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the
information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget
(“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Proxy Voting Record

Fund Name : Hartford Corporate Bond ETF

There is no proxy voting activity for the fund, as the fund
did not hold any votable positions during the reporting period.

Fund Name : Hartford Municipal Opportunities ETF

There is no proxy voting activity for the fund, as the fund
did not hold any votable positions during the reporting period.

Fund Name : Hartford Quality Bond ETF

There is no proxy voting activity for the fund, as the fund
did not hold any votable positions during the reporting period.

Fund Name : Hartford Schroders Tax-Aware Bond ETF

There is no proxy voting activity for the fund, as the fund
did not hold any votable positions during the reporting period.

Fund Name : Hartford Short Duration ETF

There is no proxy voting activity for the fund, as the fund
did not hold any votable positions during the reporting period.

Fund Name : Hartford Total Return Bond ETF

There is no proxy voting activity for the fund, as the fund
did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD
FUNDS EXCHANGE-TRADED TRUST

    Date: August 27,
2019
By:
/s/ James E. Davey

James E. Davey, President and

Chief Executive Officer